Ordinary Shares (Details) - USD ($)						12 Months Ended
		Mar. 25, 2026	Nov. 24, 2025	Feb. 05, 2024	Apr. 30, 2023	Dec. 31, 2023 [1]	Apr. 06, 2026	Mar. 31, 2026	Mar. 27, 2026	Mar. 23, 2026	Mar. 18, 2026	Mar. 12, 2026	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares [Line Items]
Net proceeds (in Dollars)					$ 15,100,000
Forecast [Member]
Ordinary Shares [Line Items]
Reverse split		50-for-1
2025 annual general meeting [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)			2,568,192,000
Share capital (in Dollars)			$ 50,000
Ordinary Shares, shares authorized (in Shares)			431,808,000
Preferred Shares, shares authorized (in Shares)			10,000,000
Preferred Shares, par value			$ 0.0001
Preferred value (in Dollars)			$ 316,000
Preference shares value (in Dollars)			$ 10,000,000
Preference shares per value			$ 0.0001
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)				14,392,364	3,404,685	68,094
Price per share					$ 5
Ordinary shares, par value				$ 0.0001
Subsequent Event [Member]
Ordinary Shares [Line Items]
Reverse split		1-for-50
Shares issued (in Shares)		1
Minimum [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value		$ 0.0001
Maximum [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value		0.005
Class A Ordinary Share [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value	[2]												$ 0.005	$ 0.005
Vote per share				one
Share capital (in Dollars)	[2]												$ 2,111	$ 2,111
Ordinary Shares, shares authorized (in Shares)	[2]												60,000,000	8,636,160
Shares issued (in Shares)	[2]												422,147	422,147
Class A Ordinary Share [Member] | Forecast [Member]
Ordinary Shares [Line Items]
Shares issued (in Shares)							50
Shares unissued (in Shares)							50
Class A Ordinary Share [Member] | 2025 annual general meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value			$ 0.0001
Ordinary Shares, shares authorized (in Shares)			58,192,000
Conversion of shares (in Shares)			3,000,000,000
Class A Ordinary Share [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)				6,200,364
Ordinary shares, par value				$ 0.0001
Class A Ordinary Share [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Price per share									$ 0.03
Ordinary shares, par value												$ 0.0001
Shares issued (in Shares)								33,270,000		5,852,011	10,000
Class A Ordinary Share [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value		0.0001	$ 0.0001
Class A Ordinary Share [Member] | Minimum [Member] | Forecast [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value							$ 0.0001
Class A Ordinary Share [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value		$ 0.005	$ 0.005
Class A Ordinary Share [Member] | Maximum [Member] | Forecast [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value							$ 0.005
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)			91,808,000
Ordinary shares, par value													$ 0.0001	$ 0.0001
Vote per share				15
Share capital (in Dollars)													$ 819	$ 819
Ordinary Shares, shares authorized (in Shares)													150,000,000	58,192,000
Shares issued (in Shares)													8,192,000	8,192,000
Class B Ordinary Shares [Member] | 2025 annual general meeting [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)			150,000,000
Ordinary shares, par value			$ 0.0001
Preferred Shares, par value			$ 0.0001
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)				8,192,000
Ordinary shares, par value				$ 0.0001
IPO [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)					3,200,000
Over-Allotment [Member]
Ordinary Shares [Line Items]
Number of shares issued (in Shares)					204,685

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).
[2]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split (Note 14 and 20).